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                            PRUDENTIAL MUTUAL FUNDS
                       Supplement dated January 15, 1997
    The following information supplements the Prospectus of each of the Funds listed below.

SHAREHOLDER GUIDE

ALTERNATIVE PURCHASE PLAN

Class A Shares--Reduction and Waiver of Initial Sales Charges

    PruArray and SmartPath Plans. Class A shares may be purchased at NAV by certain retirement and deferred compensation plans, qualified or non-qualified under the Internal Revenue Code, including pension, profit-sharing, stock-bonus or other employee benefit plans under Section 401 of the Internal Revenue Code and deferred compensation and annuity plans under Sections 457 or 403(b)(7) of the Internal Revenue Code that participate in the Transfer Agent's PruArray and SmartPath Programs (benefit plan recordkeeping services) (hereafter referred to as a PruArray or SmartPath Plan); provided (i) that the plan has at least $1 million in existing assets or 250 eligible employees or participants. The term ``existing assets'' for this purpose includes stock issued by a PruArray or SmartPath Plan sponsor, shares of non-money market Prudential Mutual Funds and shares of certain unaffiliated non-money market mutual funds that participate in the PruArray or SmartPath Program (Participating Funds). ``Existing assets'' also include shares of money market funds acquired by exchange from a Participating Fund, monies invested in The Guaranteed Interest Account, a group annuity insurance product issued by Prudential, and units of The Stable Value Fund, an unaffiliated bank collective fund. Class A shares may also be purchased at NAV by plans that have monies invested in The Guaranteed Interest Account
(GIA) and The Stable Value Fund (SVF), provided (i) the purchase is made with the proceeds of a redemption from either GIA or SVF and (ii) Class A shares are an investment option of the plan.
    PruArray Association Benefit Plans. Class A shares are also offered at net asset value to Benefit Plans or non-qualified plans sponsored by employers which are members of a common trade, professional or membership association (Association) that participate in the PruArray Program provided that the Association enters into a written agreement with Prudential. Such Benefit Plans or non-qualified plans may purchase Class A shares at net asset value without regard to the assets or number of participants in the individual employer's qualified Plan(s) or non-qualified plans so long as the employers in the Association (i) have retirement plan assets in the aggregate of at least $1 million or 250 participants in the aggregate and (ii) maintain their accounts with the Fund's transfer agent.
    PruArray Savings Program. Class A shares are also offered at net asset value to employees of companies that enter into a written agreement with Prudential Retirement Services to participate in the PruArray Savings Program. Under this Program, a limited number of Prudential Mutual Funds are available for purchase at net asset value by Individual Retirement Accounts and Savings Accumulation Plans of the company's employees. The Program is available only to (i) employees who open an IRA or Savings Accumulation Plan account with the Fund's transfer agent and (ii) spouses of employees who open an IRA account with the Fund's transfer agent. The program is offered to companies that have at least 250 eligible employees.
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    Special Rules Applicable to Retirement Plans. After a Benefit Plan or
PruArray Plan qualifies to purchase Class A shares at NAV, all subsequent purchases will be made at NAV.
    Other Waivers. In addition, Class A shares may be purchased at NAV, through Prudential Securities or the Transfer Agent, by the following persons: (a) officers and current and former Directors/Trustees of the Prudential Mutual Funds (including the Fund), (b) employees of Prudential Securities and PMF and their subsidiaries and members of the families of such persons who maintain an ``employee related'' account at Prudential Securities or the Transfer Agent, (c) employees of subadvisers of the Prudential Mutual Funds provided that purchases at NAV are permitted by such person's employer, (d) Prudential, employees and special agents of Prudential and its subsidiaries and all persons who have retired directly from active service with Prudential or one of its subsidiaries,
(e) registered representatives and employees of dealers who have entered into a selected dealer agreement with Prudential Securities provided that purchases at NAV are permitted by such person's employer and (f) investors who have a business relationship with a financial adviser who joined Prudential Securities from another investment firm, provided that (i) the purchase is made within 180 days of the commencement of the financial adviser's employment at Prudential Securities or, within one year in the case of Benefit Plans, (ii) the purchase is made with proceeds of a redemption of shares of any open-end, non-money market fund sponsored by the financial adviser's previous employer (other than a fund which imposes a distribution or service fee of .25 of 1% or less) and (iii) the financial adviser served as the client's broker on the previous purchase. You must notify the Transfer Agent either directly or through Prudential Securities or Prusec that you are entitled to the reduction or waiver of the sales charge. The reduction or waiver will be granted subject to confirmation of your entitlement. No initial sales charges are imposed upon Class A shares purchased upon the reinvestment of dividends and distributions. See ``Purchase and Redemption of Fund Shares - Reduction and Waiver of Initial Sales Charges - Class A Shares'' in the Statement of Additional Information.

HOW TO SELL YOUR SHARES

    In the case of redemptions from a PruArray or SmartPath Plan, if the proceeds of the redemption are invested in another investment option of the plan, in the name of the record holder and at the same address as reflected in the Transfer Agent's records, a signature guarantee is not required.
    Listed below are the names of the Prudential Mutual Funds and the dates of the Prospectuses to which this supplement relates.

Name of Fund                                         Date of Prospectus
The BlackRock Government Income Trust                   August 29, 1996
Global Utility Fund, Inc.                               November 29, 1996
Nicholas-Applegate Fund, Inc.                           March 4, 1996
Prudential Allocation Fund                              September 27, 1996
Prudential Distressed Securities Fund, Inc.             March 25, 1996
Prudential Diversified Bond Fund, Inc.                  April 26, 1996
Prudential Dryden Fund
       Active Balanced Fund                              November 29, 1996
Prudential Emerging Growth Fund, Inc.                    November 18, 1996
Prudential Equity Fund, Inc.                             March 1, 1996
Prudential Equity Income Fund                            December 30, 1996
Prudential Europe Growth Fund, Inc.                      July 2, 1996

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Prudential Global Genesis Fund, Inc.                     July 30, 1996
Prudential Global Limited Maturity Fund, Inc.            December 30, 1996
Prudential Government Income Fund, Inc.                  April 30, 1996
Prudential High Yield Fund, Inc.                         March 1, 1996
Prudential Intermediate Global Income Fund, Inc.         March 1, 1996
Prudential Mortgage Income Fund, Inc.                    April 29, 1996
Prudential Multi-Sector Fund, Inc.                       June 28, 1996
Prudential Natural Resources Fund, Inc.                  July 30, 1996
Prudential Small Companies Fund, Inc.                    November 29, 1996
Prudential Structured Maturity Fund, Inc.                March 1, 1996
Prudential Utility Fund, Inc.                            March 1, 1996
Prudential World Fund, Inc.
     Global Series                                       January 2, 1996
     International Stock Series                          September 18, 1996
The Global Government Plus Fund, Inc.                    January 15, 1996
The Global Total Return Fund, Inc.                       January 15, 1996
MF970C-2
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